Significant events for the year ended December 31, 2025 and the six-month period ended June 30, 2026 and subsequent events - For the six-month period ended June 30, 2026 (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Millions
		1 Months Ended				3 Months Ended	4 Months Ended	6 Months Ended	115 Months Ended	127 Months Ended
	May 07, 2026 EUR (€) € / shares shares	Mar. 31, 2026 EUR (€) shares	Feb. 28, 2026 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Jun. 30, 2026 EUR (€) shares	May 31, 2026 shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 EUR (€) shares	May 07, 2026 USD ($) $ / shares shares	May 04, 2026 EUR (€)	May 04, 2026 USD ($)	Apr. 30, 2026	Dec. 31, 2025 EUR (€) shares	Jul. 28, 2025 $ / shares	Jul. 28, 2025 € / shares	Jul. 23, 2025	Jun. 30, 2025 shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation, termination benefits | €		€ 278
Key Management Personnel Compensation, Contractual Severance Indemnity | €		240
Purchase price of royalty certificates	€ 76,467											€ 76,500	$ 90
Cash payment for royalty certificates | $											$ 45
Interest-free vendor loan, royalty certificates | $											$ 45
Number of shares issued (in shares)						79,817,069		79,817,069	79,817,069	79,817,069					78,536,412				63,471,933	63,347,837
Closing foreign exchange rate						1.1394		1.1394	1.1394	1.1394				1.1702				1.1726
Royalty expense | €						€ 43,205
Financial liabilities—non-current portion | €						137		€ 137	€ 137	€ 137					€ 30,790
Royalty certificates, equity consideration transferred | €	38,455
Royalty certificates, cash consideration transferred | €	38,233
Royalty certificates, foreign exchange loss on consideration settlement | €	200
Net deferred tax liabilities | €		€ 6,100				0		0	0	0					5,848
Royalty certificates
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial liabilities—non-current portion | €	€ 33,483					€ 0		0	€ 0	€ 0					€ 30,237
Transaction costs | €								€ 1,002
ADS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	403,347										403,347
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares											$ 111.57					$ 64.00
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares	€ 95.34																€ 54.58
AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								502,562		11,063,460
AGAs | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage							50.00%
Vesting period							2 years
AGAs | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage							25.00%
Vesting period							3 years
AGAs | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage							25.00%
Vesting period							4 years
AGA-2026-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)							47,500
AGA-2026-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)							294,476
AGA-2026-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)							1,619
AGA-2026-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)							41,717
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			23,477	39,370	125,000			23,477	314,867
BSAs | Board member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%	25.00%	25.00%
Vesting period			4 years	4 years	4 years
Free Shares (AGA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares waived (in shares)		77,050
Number of shares with performance conditions waived (in shares)		40,200
Number of shares lapsed (in shares)		217,750